Item 1. Report to Shareholders

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
August 31, 2003

Certified
Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months   Year
               Ended      Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99

NET ASSET VALUE
Beginning of
period         $   5.53   $   5.48   $   5.38   $   5.20   $   5.39   $   5.37

Investment activities
  Net investment
  income (loss)    0.09       0.19       0.21       0.23       0.21       0.22
  Net realized
  and unrealized
  gain (loss)     (0.07)      0.07       0.10       0.18      (0.18)      0.04

  Total from
  investment
  activities       0.02       0.26       0.31       0.41       0.03       0.26

Distributions
  Net investment
  income          (0.09)     (0.19)     (0.21)     (0.23)     (0.21)     (0.22)
  Net realized
  gain            (0.01)     (0.02)      --         --        (0.01)     (0.02)

  Total
  distributions   (0.10)     (0.21)     (0.21)     (0.23)     (0.22)     (0.24)

NET ASSET VALUE
End of period  $   5.45   $   5.53   $   5.48   $   5.38   $   5.20   $   5.39
               --------   --------   --------   --------   --------   --------

Ratios/Supplemental Data

Total return^      0.28%      4.94%      5.92%      7.97%      0.67%      4.90%

Ratio of total
expenses to
average net
assets             0.51%!     0.52%      0.52%      0.53%      0.53%      0.53%

Ratio of net
investment
income (loss)
to average
net assets         3.10%!     3.54%      3.92%      4.27%      4.07%      4.06%

Portfolio
turnover rate      43.1%!     29.7%      30.0%     40.7%(CKMK) 49.7%      39.9%

Net assets,
end of period
(in thousands)  $585,267   $581,009   $471,780   $415,813   $404,634   $459,319

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
(CKMK) Excludes the effect of the acquisition of the Virginia Short-Term Bond Funds assets.
!    Annualized


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003


Statement of Net Assets                               Par                 Value
--------------------------------------------------------------------------------
                                                            In thousands
ALABAMA  2.4%
Alabama Federal Highway Fin. Auth.
  5.00%, 3/1/08 (MBIA Insured)             $         5,000      $         5,484

Huntsville Solid Waste Disposal Auth.
  5.75%, 10/1/05 (MBIA Insured) (misc. symbol1)        985                1,063

Jefferson County Sewer
  5.50%, 2/1/40 (Prerefunded 2/1/11!)
  (FGIC Insured)                                     6,405                7,200

Total Alabama (Cost  $13,354)                                            13,747

ALASKA  2.4%

Alaska, GO, 5.00%, 7/15/05                           6,465                6,897

Alaska HFC,
  5.35%, 12/1/07 (misc. symbol1)                     1,580                1,653

Alaska Student Loan Corp.
  5.50%, 7/1/05 (AMBAC Insured) (misc. symbol1)      2,500                2,669

Valdez Marine, Phillips Petroleum,
  2.00%, 1/1/04                                      3,000                3,007

Total Alaska (Cost  $13,972)                                             14,226

ARIZONA  3.4%

Arizona School Fac. Board, 5.50%, 7/1/13             1,910                2,102

Arizona Transportation Board, 5.00%, 7/1/10          3,290                3,590

Salt River Agricultural Improvement & Power
  5.00%, 1/1/05                                      3,650                3,829
  5.00%, 1/1/08                                      2,625                2,879
  5.00%, 1/1/09                                      5,000                5,479
  5.75%, 1/1/08                                      2,000                2,252

Total Arizona (Cost  $19,838)                                            20,131

CALIFORNIA  1.2%

California Dept. of Water Resources
  5.50%, 5/1/10                                      3,000                3,269
 Power Supply, 5.50%, 5/1/11                           500                  542

California Statewide CDA, 3.70%, 6/1/05              2,000                2,054

San Francisco City & County, GO
  5.00%, 6/15/06 (MBIA Insured)                      1,125                1,222

Total California (Cost  $6,986)                                           7,087

COLORADO  1.6%

Colorado DOT, 5.75%, 6/15/07
(AMBAC Insured)                            $         4,950      $         5,551

Denver City & County Airport
  6.00%, 11/15/03 (MBIA Insured) (misc.symbol1)      3,965                4,005

Total Colorado (Cost  $9,509)                                             9,556

CONNECTICUT  1.0%

Connecticut
  5.375%, 10/1/12 (FSA Insured)                      2,500                2,754

Connecticut, GO
  5.25%, 6/15/09                                     1,800                2,004

Mohegan Tribe Indians, 5.50%, 1/1/06                 1,250                1,294

Total Connecticut (Cost  $5,991)                                          6,052

DELAWARE  0.2%

Delaware, GO, 5.25%, 4/1/05                          1,120                1,189

Total Delaware (Cost  $1,128)                                             1,189

DISTRICT OF COLUMBIA  2.2%

District of Columbia, GO, 5.50%, 6/1/08
(FSA Insured)                                        2,235                2,497

Metropolitan Washington D.C. Airports Auth.
  5.00%, 10/1/03 (misc. symbol1)                       860                  863
  5.50%, 10/1/04 (FGIC Insured) (misc. symbol1)      1,640                1,712
  5.50%, 10/1/05 (misc. symbol1)                     1,750                1,868
  5.50%, 10/1/07 (FGIC Insured) (misc. symbol1)      4,000                4,401
  5.50%, 10/1/12 (FGIC Insured) (misc. symbol1)        965                1,040
  5.75%, 10/1/03 (FGIC Insured) (misc. symbol1)        300                  301

Total District of Columbia (Cost  $12,442)                               12,682

FLORIDA  8.2%

Broward County Airport Systems
  5.00%, 10/1/05 (FGIC Insured)                      2,630                2,820
  5.00%, 10/1/07 (FGIC Insured)                      1,900                2,084

Broward County Resource Recovery,
  5.00%, 12/1/05                                     4,650                4,950

Broward County School Dist., GO,
  5.00%, 2/15/06                                     2,500                2,694

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Collier County, 5.00%, 6/1/09
(AMBAC Insured)                            $         2,000      $         2,202

Collier County Health Fac. Auth.
 Cleveland Clinic Obligation Group
  VRDN (Currently 0.80%)                             1,000                1,000

Florida, GO
 5.25%, 7/1/05 (FGIC Insured)                        1,940                2,076
 Ed. Lottery, 5.50%, 7/1/08 (FGIC Insured)           5,185                5,829

Florida Board of Ed., GO, Public Ed.,
  5.00%, 6/1/06                                      1,000                1,084

Florida Dept. of Environmental Protection
  5.00%, 7/1/06 (FGIC Insured)                       3,000                3,259

Florida Dept. of Natural Resources
  5.00%, 7/1/12 (AMBAC Insured)                      4,000                4,249
  6.00%, 7/1/09 (AMBAC Insured)                      5,000                5,762

Hillsborough County Aviation Auth.
  5.50%, 10/1/09 (MBIA Insured) (misc. symbol1)      1,985                2,187

Kissimmee Utility Auth.,
  5.25%, 10/1/09 (FSA Insured)                         870                  973

Miami-Dade County Aviation,
  5.75%, 10/1/04 (FSA Insured) (misc. symbol1)       5,000                5,234

Volusia County School Dist.,
  5.00%, 8/1/06 (FGIC Insured)                       1,400                1,524

Total Florida (Cost  $47,008)                                            47,927

GEORGIA  5.3%

Albany-Dougherty County Hosp. Auth.
 Phoebe Putney Memorial Hosp.
  VRDN (Currently 0.81%)
  (AMBAC Insured)                                    3,100                3,100

Atlanta Airport Fac.
  6.25%, 1/1/05 (AMBAC Insured)                      6,620                7,043
  6.50%, 1/1/06 (Escrowed to Maturity)
  (AMBAC Insured)                                      500                  552

Atlanta Water & Sewer
  5.25%, 1/1/27 (Prerefunded 1/1/07!)
  (FGIC Insured)                                     4,550                5,033

Columbus Water & Sewer, 5.25%, 5/1/13
(FSA Insured)                                        1,720                1,891

DeKalb County Water & Sewage, 6.125%, 10/1/04        5,275                5,563

Georgia, GO, 7.20%, 3/1/05                           2,000                2,173

Municipal Electric Auth. of Georgia
  5.00%, 1/1/04                                      5,070                5,135
  5.00%, 1/1/04 (Escrowed to Maturity)                 530                  537

Total Georgia (Cost  $30,455)                                            31,027

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HAWAII  1.3%

Hawaii Airport System,
  6.125%, 7/1/05 (FGIC Insured)
  (misc. symbol1)                          $         4,000      $         4,299

Honolulu, 5.60%, 4/1/07 (Escrowed to
Maturity)                                            2,995                3,337

Total Hawaii (Cost  $7,363)                                               7,636

ILLINOIS  2.7%

Chicago, GO
  6.00%, 1/1/11 (AMBAC Insured)                      1,150                1,311
 Neighborhoods Alive
  5.00%, 1/1/09 (MBIA Insured)                       1,350                1,473

Chicago O' Hare Int'l. Airport
  VRDN (Currently 0.95%)
  (MBIA Insured) (misc. symbol1)                     1,400                1,400

Chicago Public Building Commission
 Chicago Board of Ed.
  5.125%, 2/1/04 (FGIC Insured)                      1,515                1,541

Illinois
  5.50%, 6/15/05                                     4,195                4,498
  6.00%, 6/15/06                                     2,000                2,219

Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)           1,650                1,792

Southwestern Dev. Auth.
 Anderson Hosp.
  5.25%, 8/15/05                                       485                  507
  5.25%, 8/15/06                                       510                  537
  5.50%, 8/15/07                                       535                  568

Total Illinois (Cost  $15,407)                                           15,846

INDIANA  0.5%

Indianapolis Airport Auth., IDRB
 Federal Express Corp.
  7.10%, 1/15/17 (misc. symbol1)                     3,000                3,158

Total Indiana (Cost  $3,112)                                              3,158

KANSAS  2.4%

Kansas DOT
  5.40%, 3/1/08                            $         4,850      $         5,407
  5.50%, 9/1/08                                      4,000                4,514
  7.25%, 3/1/05                                      3,500                3,803

Total Kansas (Cost  $13,484)                                             13,724

KENTUCKY  3.3%

Kenton County Airport
  5.00%, 3/1/08 (MBIA Insured) (misc. symbol1)       1,785                1,919
  5.00%, 3/1/09 (MBIA Insured) (misc. symbol1)       1,250                1,333

Kentucky Property & Building Commission
  5.00%, 8/1/04                                      7,170                7,432
  5.25%, 10/1/04                                     2,500                2,614

Kentucky Turnpike Auth.,
  5.30%, 7/1/04 (AMBAC Insured)                      4,750                4,921

Louisville & Jefferson County Regional Airport
 United Parcel Service of America
  VRDN (Currently 0.86%) (misc. symbol1)             1,050                1,050

Total Kentucky (Cost  $18,892)                                           19,269

LOUISIANA  1.7%

Louisiana, GO
  5.50%, 4/15/05 (AMBAC Insured)                     3,000                3,199
  5.50%, 4/15/07 (AMBAC Insured)                     5,000                5,545

West Feliciana Parish PCR, Entergy Corp.,
  5.65%, 9/1/04                                      1,225                1,249

Total Louisiana (Cost  $9,474)                                            9,993

MARYLAND  7.4%

Anne Arundel County, GO, 5.00%, 3/1/12               4,750                5,138

Maryland, GO
  5.00%, 7/15/06                                     1,500                1,633
  5.25%, 7/15/06                                     8,000                8,767

Maryland DOT
  5.50%, 9/1/06                                      1,265                1,398
  5.50%, 2/1/09                                      7,370                8,272

Maryland Economic Dev. Corp.
 Maryland Aviation Administration
  5.00%, 6/1/09 (FSA Insured) (misc.
  symbol1)                                 $         3,250      $         3,505

Northeast Maryland Waste Disposal Auth.
 Waste Management, Resco Retrofit
  5.50%, 4/1/11 (AMBAC Insured) (misc.
  symbol1)                                           6,000                6,510

Northeast Maryland Waste Disposal Auth., IDRB
  4.75%, 1/1/12 (misc. symbol1)                      1,000                  962

Prince Georges County, GO, 5.00%, 10/1/07            1,500                1,657

Univ. of Maryland Auxiliary Fac.,
  5.00%, 4/1/06                                      5,000                5,402

Total Maryland (Cost  $42,739)                                           43,244

MASSACHUSETTS  2.4%

Boston, GO, 5.00%, 8/1/13                            3,180                3,399

Massachusetts, 5.75%, 6/1/20 (Prerefunded
6/1/10!)                                             2,545                2,895

Massachusetts, GO, Central Artery
  VRDN (Currently 0.87%)                               900                  900

Massachusetts Dev. Fin. Agency
  5.00%, 1/1/04 (MBIA Insured) (misc. symbol1)       3,000                3,037

Massachusetts General Hosp.
 Biomedical Research
  5.75%, 8/1/04                                        500                  519

Massachusetts Municipal Wholesale Electric
 Electric Power Supply
  5.25%, 7/1/04 (MBIA Insured)                       3,000                3,105

Total Massachusetts (Cost  $13,699)                                      13,855

MICHIGAN  2.1%

Michigan, Comprehensive Transportation Fund
  5.25%, 5/15/07 (FSA Insured)                       1,240                1,368
  5.25%, 5/15/09 (FSA Insured)                       4,800                5,338

Michigan Building Auth., GO,
  5.25%, 10/15/04                                    2,585                2,707

Michigan Municipal Bond Auth.
  Clean Water, 5.50%, 10/1/04                        1,310                1,372

Michigan Public Power Agency
  Belle River, 5.25%, 1/1/08 (MBIA Insured)          1,500                1,659

Total Michigan (Cost  $12,306)                                           12,444

MINNESOTA  1.1%

Minneapolis-St. Paul Metropolitan Airport
Commission
  5.50%, 1/1/10 (FGIC Insured) (misc.
  symbol1)                                 $         3,305      $         3,567
 Northwest Airlines, 6.50%, 4/1/05 (misc.
 symbol1)                                            1,000                  892

Minnesota, GO, 5.75%, 8/1/05                         2,000                2,165

Total Minnesota (Cost  $6,555)                                            6,624

NEBRASKA  1.4%

Omaha Public Power Dist.
  5.25%, 2/1/04                                      3,000                3,054
  5.40%, 2/1/06                                        800                  868

Univ. of Nebraska Fac., 5.25%, 7/15/06               3,720                4,068

Total Nebraska (Cost  $7,608)                                             7,990

NEVADA  1.2%

Clark County Airport
  5.00%, 7/1/06 (AMBAC Insured) (misc. symbol1)        200                  214
  5.00%, 7/1/07 (AMBAC Insured) (misc. symbol1)      1,200                1,293

Clark County IDRB, PCR
 Southwest Gas Corp.,
  5.80%, 3/1/13 (misc. symbol1)                      2,300                2,318

Reno, GO, 5.00%, 4/1/05 (FGIC Insured)               2,825                2,986

Total Nevada (Cost  $6,782)                                               6,811

NEW JERSEY  2.8%

New Jersey, GO, 5.25%, 3/1/08                        1,040                1,151

New Jersey Transit Corp.
  5.50%, 2/1/06 (AMBAC Insured)                      5,000                5,429
 COP, 5.00%, 9/15/04 (AMBAC Insured)                 2,025                2,107

New Jersey Transportation Trust Fund Auth.
  5.75%, 6/15/11 (Escrowed to Maturity)              2,750                3,141
  6.00%, 6/15/07 (Escrowed to Maturity)              4,000                4,534

Total New Jersey (Cost  $15,393)                                         16,362

NEW MEXICO  1.7%

Bernalillo County, 5.75%, 4/1/26
(Prerefunded 4/1/06!)                      $         5,000      $         5,497

Farmington PCR
 Public Service Company of New Mexico
  2.75%, 4/1/04                                      2,650                2,645

New Mexico Ed. Assistance Foundation,
  5.50%, 11/1/10 (misc. symbol1)                     1,750                1,775

Total New Mexico (Cost  $9,411)                                           9,917

NEW YORK  7.1%

Long Island Power Auth., 5.00%, 12/1/06              4,000                4,320

Metropolitan Transportation Auth.
  5.375%, 7/1/27 (Prerefunded 7/1/09!)               5,000                5,643

Nassau County, GO, 7.00%, 3/1/04                     2,810                2,886

New York City, GO
  6.75%, 8/1/04                                      6,900                7,236
  7.00%, 8/1/04                                      4,000                4,203

New York City Transitional Fin. Auth.,
  5.00%, 2/1/10                                      4,850                5,250

New York State Thruway Auth.
 Highway & Bridge
  5.25%, 4/1/10 (MBIA Insured)                       5,000                5,515
 Transportation, 5.50%, 3/15/13                      3,500                3,849

Tobacco Settlement Financing Corp.
 Tobacco Settlement, 5.25%, 6/1/13                   2,500                2,592

Total New York (Cost  $41,085)                                           41,494

NORTH CAROLINA  0.9%

Charlotte, 5.75%, 2/1/11
(Prerefunded 2/1/04!) **                             2,040                2,122

North Carolina Eastern Municipal Power Agency
  5.45%, 1/1/04                                        915                  926
  7.00%, 1/1/08                                      2,010                2,278

Total North Carolina (Cost  $5,206)                                       5,326

OHIO  2.7%

Cleveland Airport Systems,
  VRDN (Currently 0.85%) (misc. symbol1)             1,230                1,230

Cuyahoga County, GO, 5.50%, 11/15/05                 1,400                1,523

Ohio
 Solid Waste Disposal
  VRDN (Currently 0.89%) (misc. symbol1)   $           600      $           600

Ohio, GO
  5.25%, 5/1/05                                      2,495                2,656

Ohio Air Quality Dev. Auth., PCR
 FirstEnergy, 5.80%, 12/1/04                         2,000                2,047

Ohio Turnpike Commission
  5.50%, 2/15/26 (Prerefunded 2/15/06!)
  (MBIA Insured)                                     4,650                5,156

Steubenville Hosp. Fac.
 Trinity Health
  5.45%, 10/1/03                                       640                  642
  5.50%, 10/1/04                                       585                  607
  5.55%, 10/1/05                                       630                  668
  5.60%, 10/1/06                                       730                  786

Total Ohio (Cost  $15,454)                                               15,915

OKLAHOMA  0.5%

Oklahoma Capital Improvement Auth.
  5.00%, 6/1/10 (MBIA Insured)                       1,060                1,158

Oklahoma Transportation Auth.
  5.25%, 1/1/07 (AMBAC Insured)                      1,780                1,951

Total Oklahoma (Cost  $3,091)                                             3,109

PENNSYLVANIA  4.6%

Beaver County IDA, PCR
 FirstEnergy, 4.85%, 6/1/04                          4,000                4,029

Montgomery County IDA, PCR
 Peco Energy, 5.20%, 10/1/04                         2,000                2,067

Pennsylvania, GO
  5.00%, 9/15/04                                     2,500                2,603
  5.00%, 9/15/06                                     6,000                6,549
  5.00%, 2/1/07                                      5,250                5,721
  6.00%, 7/1/09                                      4,375                5,040

Philadelphia Redev. Auth.
 Schuylkill Apartments, 5.10%, 12/1/03 (misc.
 symbol1)                                            1,000                1,003

Total Pennsylvania (Cost  $26,234)                                       27,012

PUERTO RICO  0.8%

Puerto Rico Commonwealth, GO
  5.00%, 7/1/21 (FSA Insured)              $         1,000      $         1,099

Puerto Rico Electric Power Auth.,
  5.00%, 7/1/06                                      2,870                3,086

Puerto Rico Ind. Medical & Environmental IDRB
 PCR, 4.25%, 9/1/03                                    500                  500

Total Puerto Rico (Cost  $4,665)                                          4,685

SOUTH CAROLINA  2.1%

South Carolina, GO
  5.00%, 7/1/10                                      3,525                3,866
 School Fac., 5.75%, 1/1/07                          4,960                5,517

South Carolina Public Service Auth.
  5.00%, 1/1/05                                      1,000                1,048
  6.50%, 1/1/06 (FGIC Insured)                       1,800                1,992

Total South Carolina (Cost  $11,909)                                     12,423

TEXAS  11.5%

Austin Utility Systems
  5.75%, 11/15/03 (FSA Insured)                      4,570                4,616
  5.75%, 11/15/03 (Escrowed to Maturity)
  (FSA Insured)                                        430                  434

Brazos River Auth., TXU Energy, 5.75%,
11/1/11 (misc. symbol1)                              2,500                2,599

Brazos River Harbor Navigation Dist.
 IDRB, Dow Chemical, 4.95%,
 5/15/07 (misc. symbol1)                             1,500                1,558

Dallas-Fort Worth Int'l Airport Fac.
  VRDN (Currently 0.95%)
  (MBIA Insured) (misc. symbol1)                     4,625                4,625
  5.625%, 11/1/12 (FGIC Insured) (misc. symbol1)     5,000                5,384

Fort Worth, GO
  5.00%, 3/1/05                                      1,000                1,055
  5.00%, 3/1/06                                      1,000                1,077

Fort Worth Water & Sewer, 5.50%, 2/15/05             4,225                4,476

Gulf Coast IDA, BP, VRDN (Currently 0.90%)
(misc. symbol1)                                        200                  200

Gulf Coast Waste Disposal Auth.
 BP, VRDN (Currently 0.90%) (misc. symbol1)            800                  800
 Exxon Mobil Corp., VRDN
 (Currently 0.85%) (misc. symbol1)                   1,200                1,200

Harris County Health Fac. Dev. Corp.
 St. Lukes Episcopal Hosp.
  VRDN (Currently 0.80%)                   $         1,500      $         1,500
  5.50%, 2/15/11                                     2,140                2,302
  5.50%, 2/15/12                                     2,000                2,138

Houston, GO
 Public Improvement
  5.00%, 3/1/11 (MBIA Insured)                       4,710                5,071
  5.25%, 3/1/05                                      6,750                7,137

Lower Colorado River Auth.,
  6.00%, 5/15/07 (FSA Insured)                       5,000                5,628

San Antonio, GO, 5.00%, 8/1/10                       5,850                6,376

San Antonio Electric & Gas, 5.00%, 2/1/07            1,535                1,669

Texas State Univ., 4.00%, 3/15/06
(FSA Insured)                                        2,790                2,936

Tomball Hosp. Auth.
  5.50%, 7/1/04                                        800                  821
  5.50%, 7/1/05                                      1,300                1,359

Univ. of Texas, Board of Regents,
  5.25%, 8/15/04                                     2,375                2,471

Total Texas (Cost  $65,667)                                              67,432

VIRGINIA  6.4%

Arlington County IDA
 Virginia Hosp. Center
  5.50%, 7/1/09                                      3,200                3,527
  5.50%, 7/1/12                                      3,760                4,055

Bedford County IDA, PCR, Georgia-Pacific,
  4.60%, 8/1/04                                        780                  773

Charles County IDA, IDRB
 Waste Management
  4.875%, 2/1/09 (misc. symbol1)                       750                  762
  6.25%, 4/1/12 (misc. symbol1)                        750                  791

Chesterfield County IDA
 Bon Secours Health System
  5.70%, 11/15/03                                    3,600                3,633

Fairfax County, GO, 5.50%, 12/1/05                   2,100                2,292

Louisa IDA, Solid Waste Disposal,
  3.40%, 3/1/04 (misc. symbol1)                      3,000                3,036

Newport News, GO, 5.50%, 5/1/07                      1,875                2,085

Virginia Public School Auth., GO,
  5.25%, 8/1/05                                      1,500                1,610

Virginia Beach, GO, Public Improvement,
  5.25%, 3/1/09                                      1,870                2,080

Virginia Biotechnology Research
Park Auth., 5.00%, 9/1/03                  $         1,950      $         1,951

Virginia Port Auth., 5.50%, 7/1/07 (misc.
symbol1)                                             4,500                4,956

Virginia Transportation Board
 Federal Highway Reimbursement
  5.50%, 10/1/04                                     5,500                5,767

Total Virginia (Cost  $36,159)                                           37,318

WASHINGTON  0.6%

King County, GO, 5.25%, 12/1/07                      3,195                3,561

Total Washington (Cost  $3,259)                                           3,561

WEST VIRGINIA  0.6%

West Virginia Hosp. Fin. Auth.
 Charleston Medical Center
  5.90%, 9/1/06                                        225                  246
  5.90%, 9/1/06 (Escrowed to Maturity)                 930                1,034
  6.30%, 9/1/03                                        195                  195
  6.30%, 9/1/03 (Escrowed to Maturity)                 805                  805
  6.50%, 4/1/05                                        160                  173
  6.50%, 4/1/05 (Escrowed to Maturity)                 655                  719

Total West Virginia (Cost  $2,975)                                        3,172

WISCONSIN  1.0%

Milwaukee Metropolitan Sewage Dist., GO,
  6.25%, 10/1/05                                     3,000               3 ,294

Wisconsin HEFA
 Froedert & Community Health Obligation
  5.50%, 10/1/07                                     1,000                1,087
  5.50%, 10/1/08                                     1,250                1,361

Total Wisconsin (Cost  $5,426)                                            5,742

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities
98.7% of Net Assets (Cost $564,038)                                  $  577,686

Futures Contracts
                                       Contract      Unrealized
                     Expiration        Value         Gain (Loss)
                     -----------       -----------   -------------
                                               In thousands

Short, 50 ten year
U.S. Treasury
contracts $120,000
of 5.75% Charlotte,
North Carolina bonds
pledged as initial
margin                    12/03     $    (5,486)    $       (19)

Net payments (receipts)
of variation margin
to date                                                      28

Variation margin receivable
(payable) on open futures
contracts                                                                     9

Other Assets Less Liabilities                                             7,572

NET ASSETS                                                           $  585,267
                                                                     ----------

Net Assets Consist of:

Undistributed net investment income (loss)                           $       99

Undistributed net realized gain (loss)                                   (2,629)

Net unrealized gain (loss)                                               13,629

Paid-in-capital applicable to 107,452,312
shares of $0.01 par value capital stock
outstanding; 1,000,000,000 shares authorized                            574,168

NET ASSETS                                                           $  585,267
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $     5.45
                                                                     ----------

   (misc. symbol1) Interest subject to alternative minimum tax
               ** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2003
                !  Used in determining portfolio maturity
            AMBAC  AMBAC Assurance Corp.
              CDA  Community Development Administration
              COP  Certificates of Participation
              DOT  Department of Transportation
             FGIC  Financial Guaranty Insurance Company
              FSA  Financial Security Assurance Inc.
               GO  General Obligation
             HEFA  Health & Educational Facility Authority
              HFC  Housing Finance Corp.
              IDA  Industrial Development Authority/Agency
             IDRB  Industrial Development Revenue Bond
             MBIA  MBIA Insurance Corp.
              PCR  Pollution Control Revenue
             VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                             6 Months
                                                                Ended
                                                              8/31/03

Investment Income (Loss)
Interest income                                            $   10,716

Expenses
  Investment management                                         1,248
  Shareholder servicing                                           149
  Custody and accounting                                           71
  Registration                                                     22
  Prospectus and shareholder reports                               13
  Legal and audit                                                   8
  Directors                                                         3
  Miscellaneous                                                     3
  Total expenses                                                1,517
Net investment income (loss)                                    9,199

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                   (1,191)
  Futures                                                          52
  Net realized gain (loss)                                     (1,139)

Change in net unrealized gain (loss)
  Securities                                                   (7,404)
  Futures                                                          (4)
  Change in net unrealized gain (loss)                         (7,408)

Net realized and unrealized gain (loss)                        (8,547)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $      652
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $         9,199      $        18,301
  Net realized gain (loss)                          (1,139)               1,963
  Change in net unrealized gain (loss)              (7,408)               4,859
  Increase (decrease) in net assets
  from operations                                      652               25,123

Distributions to shareholders
  Net investment income                             (9,185)             (18,276)
  Net realized gain                                 (1,058)              (1,859)
  Decrease in net assets from
  distributions                                    (10,243)             (20,135)

Capital share transactions *
  Shares sold                                      118,202              214,442
  Distributions reinvested                           8,048               15,732
  Shares redeemed                                 (112,401)            (125,933)
  Increase (decrease) in net assets
  from capital share transactions                   13,849              104,241

Net Assets
Increase (decrease) during period                    4,258              109,229
Beginning of period                                581,009              471,780

End of period                              $       585,267      $       581,009
                                           ---------------      ---------------

*Share information
  Shares sold                                       21,437               39,080
  Distributions reinvested                           1,464                2,871
  Shares redeemed                                  (20,442)             (23,014)
  Increase (decrease) in shares outstanding          2,459               18,937


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 23, 1983. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short-and intermediate-term, investment-grade municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $142,438,000 and $121,903,000, respectively, for the six months ended August 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

At August 31, 2003, the cost of investments for federal income tax purposes was $563,962,000. Net unrealized gain aggregated $13,705,000 at period-end, of which $14,507,000 related to appreciated investments and $802,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $208,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $130,000 for the six months ended August 31, 2003, of which $23,000 was payable at period-end.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 17, 2003